Financial Liabilities - Senior Notes (Details) € in Thousands	12 Months Ended
	Dec. 31, 2020 EUR (€)	Dec. 31, 2019 EUR (€)	Dec. 31, 2018 EUR (€)	Nov. 15, 2019 EUR (€) item	Apr. 18, 2017 EUR (€)
Borrowings
Finance costs	€ 249,639	€ 342,965	€ 293,273
Senior Secured Notes
Borrowings
Face amount		1,675,000		€ 1,675,000
Number of notes issued | item				2
Secured Secured Notes, Maturing in 2027
Borrowings
Face amount				€ 770,000
Borrowings, interest rate				2.25%
Secured Secured Notes, Maturing in 2025
Borrowings
Face amount				€ 905,000
Borrowings, interest rate				1.625%
Senior Unsecured Notes
Borrowings
Face amount		€ 1,000,000	€ 1,000,000		€ 1,000,000
Borrowings, interest rate					3.20%